Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Goodwill
Goodwill		¥ 9,120,439,000	¥ 2,607,821,000	¥ 2,607,821,000
Accumulated impairment loss		(2,593,420,000)	(2,593,420,000)
Goodwill, beginning balance		6,527,019,000	14,401,000	2,607,821,000
Impairment		0	0	(2,593,420,000)
Additions		123,551,000	6,512,618,000
Goodwill		9,243,990,000	9,120,439,000	2,607,821,000
Accumulated impairment loss		(2,593,420,000)	(2,593,420,000)	(2,593,420,000)
Goodwill, ending balance	$ 1,022,174	6,650,570,000	6,527,019,000	14,401,000
JD Mall
Goodwill
Goodwill		6,527,019,000	14,401,000	14,401,000
Goodwill, beginning balance		6,527,019,000	14,401,000	14,401,000
Additions		123,551,000	6,512,618,000
Goodwill		6,650,570,000	6,527,019,000	14,401,000
Goodwill, ending balance		6,650,570,000	6,527,019,000	14,401,000
New businesses
Goodwill
Goodwill		2,593,420,000	2,593,420,000	2,593,420,000
Accumulated impairment loss		(2,593,420,000)	(2,593,420,000)
Goodwill, beginning balance				2,593,420,000
Impairment				(2,593,420,000)
Goodwill		2,593,420,000	2,593,420,000	2,593,420,000
Accumulated impairment loss		¥ (2,593,420,000)	¥ (2,593,420,000)	¥ (2,593,420,000)